LEASE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Leases [Abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

Balance sheet information related to the Company’s leases is presented below:

	September 30, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$2,050,023	$2,377,831

Operating lease liabilities – current	$844,093	$798,621
Operating lease liability – non-current	1,205,932	1,579,211
Total operating lease liabilities	$2,050,025	$2,377,832

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$2,049,775	$2,377,831

Operating lease liabilities – current	$848,230	$798,621
Operating lease liability – non-current	1,138,710	1,579,211
Total operating lease liabilities	$1,986,940	$2,377,832

SCHEDULE OF OPERATING LEASE EXPENSES

The following provides details of the Company’s lease expenses:

	Three Months Ended September 30,
	2021	2020
Operating lease expenses	$224,940	$170,484

	Nine Months Ended September 30,
	2021	2020
Operating lease expenses	$702,778	$615,945

The following provides details of the Company’s lease expenses:
	Years Ended December 31,
	2021	2020
Operating lease expenses	$923,617	$954,235

SCHEDULE OF OTHER INFORMATION RELATED LEASES

Other information related to leases is presented below:

	Nine Months Ended September 30,
	2021	2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$702,778	$(624,535)

Weighted Average Remaining Lease Term:
Operating leases	2.42 years	3.12 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Other information related to leases is presented below:

	Years Ended December 31,
	2021	2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$981,971	954,235

Weighted Average Remaining Lease Term:
Operating leases	2.32 years	2.91 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities were as follows:

For the year ending December 31:
2021 (excluding the nine months ended September 30, 2021)	$225,202
2022	920,209
2023	912,194
2024	63,731
2025	30,774
Thereafter	14,206
Total lease payments	2,166,316
Less: imputed interest	(116,291)
Total lease liabilities	2,050,025
Less: current portion	(844,093)
Lease liabilities – non-current portion	$1,205,932

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022	$912,635
2023	959,650
2024	142,251
2025	52,176
2026	24,280
Total lease payments	2,090,992
Less: imputed interest	(104,052)
Total lease liabilities	1,986,940
Less: current portion	(848,230)
Lease liabilities – non-current portion	$1,138,710